Financial Risk Management - Additional Information (Detail) - USD ($)	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfer between fair value hierarchy categories	$ 0
Commodity price risk [member] | Level 3 [member] | Shares and other investments available for sale and other derivative contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonable possible change in risk, percentage	10.00%		10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk	$ 45,000,000		$ 50,000,000
Fixed interest rate not swapped to floating rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	3,019,000,000	$ 3,019,000,000
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 3,366,000,000	$ 3,434,000,000